Share Based Payments - Additional Information (Detail) £ in Millions			3 Months Ended		6 Months Ended
	May 08, 2018	Apr. 11, 2018	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 GBP (£)	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense			£ 0.6	£ 0.3	£ 1.0	£ 0.5
U.K. Share-Based Payment Plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	62,000	79,000
Share options granted, vesting period					4 years